Loans (Aging Analysis Of Past Due And Nonaccrual Loans By Class) (Tables) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due	$ 14,330		$ 10,545
Financing Receivable, Recorded Investment, 60 to 89 Days Past Due	2,454		4,856
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	109		2,411
Financing Receivable, Recorded Investment, Nonaccrual Status	17,468	[1]	22,769	[2]
Financing Receivable, Recorded Investment, Past Due	34,361		40,581
Financing Receivable, Recorded Investment, Current	552,675		552,011
Total Loans	587,036		592,592
SBA held to maturity [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due	1,912		881
Financing Receivable, Recorded Investment, 60 to 89 Days Past Due	296		225
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due			246
Financing Receivable, Recorded Investment, Nonaccrual Status	4,633	[1]	5,859	[2]
Financing Receivable, Recorded Investment, Past Due	6,841		7,211
Financing Receivable, Recorded Investment, Current	51,752		56,964
Total Loans	58,593		64,175
SBA 504 loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due	5,037		2,006
Financing Receivable, Recorded Investment, Nonaccrual Status	2,562	[1]	2,086	[2]
Financing Receivable, Recorded Investment, Past Due	7,599		4,092
Financing Receivable, Recorded Investment, Current	33,839		51,016
Total Loans	41,438		55,108
Commercial other [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due			1,158
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	109		192
Financing Receivable, Recorded Investment, Nonaccrual Status	1,122	[1]	815	[2]
Financing Receivable, Recorded Investment, Past Due	1,231		2,165
Financing Receivable, Recorded Investment, Current	22,812		24,377
Total Loans	24,043		26,542
Commercial real estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due	3,763		2,493
Financing Receivable, Recorded Investment, 60 to 89 Days Past Due			3,119
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due			949
Financing Receivable, Recorded Investment, Nonaccrual Status	3,323	[1]	7,104	[2]
Financing Receivable, Recorded Investment, Past Due	7,086		13,665
Financing Receivable, Recorded Investment, Current	257,353		233,159
Total Loans	264,439		246,824
Commercial real estate construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Recorded Investment, 60 to 89 Days Past Due	202
Financing Receivable, Recorded Investment, Nonaccrual Status			600	[2]
Financing Receivable, Recorded Investment, Past Due	202		600
Financing Receivable, Recorded Investment, Current	12,880		9,138
Total Loans	13,082		9,738
Residential mortgages [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due			3,519
Financing Receivable, Recorded Investment, 60 to 89 Days Past Due			1,310
Financing Receivable, Recorded Investment, Nonaccrual Status			1,831	[2]
Financing Receivable, Recorded Investment, Past Due			6,660
Financing Receivable, Recorded Investment, Current			117,183
Total Loans			123,843
Residential Construction Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due	2,651
Financing Receivable, Recorded Investment, 60 to 89 Days Past Due	1,878
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due			36
Financing Receivable, Recorded Investment, Nonaccrual Status	2,521	[1]	2,169	[2]
Financing Receivable, Recorded Investment, Past Due	7,050		2,205
Financing Receivable, Recorded Investment, Current	118,182
Total Loans	125,232		2,205
Residential Purchased Mortgages Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due	134		149
Financing Receivable, Recorded Investment, 60 to 89 Days Past Due	78
Financing Receivable, Recorded Investment, Nonaccrual Status	2,990	[1]	2,037	[2]
Financing Receivable, Recorded Investment, Past Due	3,202		2,186
Financing Receivable, Recorded Investment, Current	3,660		5,856
Total Loans	6,862		8,042
Home equity [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due	833		338
Financing Receivable, Recorded Investment, 60 to 89 Days Past Due			199
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due			988
Financing Receivable, Recorded Investment, Nonaccrual Status	308	[1]	259	[2]
Financing Receivable, Recorded Investment, Past Due	1,141		1,784
Financing Receivable, Recorded Investment, Current	44,011		45,151
Total Loans	45,152		46,935
Consumer other [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due			1
Financing Receivable, Recorded Investment, 60 to 89 Days Past Due			3
Financing Receivable, Recorded Investment, Nonaccrual Status	9	[1]	9	[2]
Financing Receivable, Recorded Investment, Past Due	9		13
Financing Receivable, Recorded Investment, Current	1,249		1,499
Total Loans	1,258		1,512
Loans Held for Investment [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due	14,330		10,545
Financing Receivable, Recorded Investment, 60 to 89 Days Past Due	2,454		4,856
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	109		2,411
Financing Receivable, Recorded Investment, Nonaccrual Status	17,468	[1]	22,769	[2]
Financing Receivable, Recorded Investment, Past Due	34,361		40,581
Financing Receivable, Recorded Investment, Current	545,738		544,343
Total Loans	580,099		584,924
SBA Loans Held for Sale [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Recorded Investment, Current	6,937		7,668
Total Loans	$ 6,937		$ 7,668

[1]	At December 31, 2012, nonaccrual loans included $1.1 million of TDRs and $1.8 million of loans guaranteed by the SBA. The remaining $13.6 million of TDRs are in accrual status because they are performing in accordance with their restructured terms.
[2]	At December 31, 2011, nonaccrual loans included $3.6 million of TDRs and $939 thousand of loans guaranteed by the SBA. The remaining $17.4 million of TDRs are in accrual status because they are performing in accordance with their restructured terms.